Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
September 30, 2024
VIPF2060-NPRT3-1124
1.9893091.105
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	29,541	277,090
Fidelity International Bond Index Fund (a)	504	4,742
Fidelity Long-Term Treasury Bond Index Fund (a)	125,052	1,268,029
VIP High Income Portfolio - Initial Class (a)	12,854	64,011
TOTAL BOND FUNDS (Cost $1,641,035)		1,613,872

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	33,701	2,116,761
VIP Equity-Income Portfolio - Initial Class (a)	58,391	1,710,270
VIP Growth & Income Portfolio - Initial Class (a)	72,384	2,355,377
VIP Growth Portfolio - Initial Class (a)	29,932	3,507,488
VIP Mid Cap Portfolio - Initial Class (a)	12,767	539,282
VIP Value Portfolio - Initial Class (a)	56,890	1,195,836
VIP Value Strategies Portfolio - Initial Class (a)	32,643	591,819
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,851,012)		12,016,833

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	261,048	3,299,650
VIP Overseas Portfolio - Initial Class (a)	228,623	6,755,807
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,306,356)		10,055,457

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,798,403)	23,686,162
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,813)
NET ASSETS - 100.0%	23,683,349

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	444,604	146,212	323,603	3,229	(23,238)	33,115	277,090
Fidelity International Bond Index Fund	114,115	35,927	145,084	698	(1,118)	902	4,742
Fidelity Long-Term Treasury Bond Index Fund	1,270,104	679,557	688,967	32,359	(59,446)	66,781	1,268,029
VIP Contrafund Portfolio - Initial Class	1,768,828	651,663	777,963	6,264	21,358	452,875	2,116,761
VIP Emerging Markets Portfolio - Initial Class	2,696,297	1,196,026	1,113,921	2,122	(17,484)	538,732	3,299,650
VIP Equity-Income Portfolio - Initial Class	1,434,294	599,841	576,898	7,295	6,368	246,665	1,710,270
VIP Government Money Market Portfolio - Initial Class	-	41,193	41,193	176	-	-	-
VIP Growth & Income Portfolio - Initial Class	1,971,628	729,917	730,610	11,715	10,829	373,613	2,355,377
VIP Growth Portfolio - Initial Class	2,929,397	1,065,254	1,199,303	38,424	28,861	683,279	3,507,488
VIP High Income Portfolio - Initial Class	56,198	23,563	20,435	22	(99)	4,784	64,011
VIP Investment Grade Bond II Portfolio - Initial Class	384,265	96,490	476,920	68	(2,874)	(961)	-
VIP Mid Cap Portfolio - Initial Class	448,980	202,300	184,333	7,595	(13)	72,348	539,282
VIP Overseas Portfolio - Initial Class	5,759,288	2,181,744	1,999,964	20,021	20,421	794,318	6,755,807
VIP Value Portfolio - Initial Class	1,000,456	479,356	391,544	19,708	4,678	102,890	1,195,836
VIP Value Strategies Portfolio - Initial Class	495,105	252,539	207,492	6,333	3,315	48,352	591,819
	20,773,559	8,381,582	8,878,230	156,029	(8,442)	3,417,693	23,686,162

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.